Summary of Significant Accounting Policies - Changes in the Allowance for Credit Losses on Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of year	$ 23,124	$ 27,052	$ 12,115
Provisions for expected credit losses	4,483	18	16,439
Deductions from allowance	(2,685)	(1,249)	(9,868)
Recoveries collected	0	288
Currency translation adjustments and other	(2,042)	(2,985)	277
Balance at end of year	22,880	23,124	27,052
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance, at beginning of year	5,142	9,132	0
Provisions for expected credit losses	5,574	2,155	1,325
Deductions from allowance	0	(6,049)	(3,916)
Recoveries collected	0	12
Currency translation adjustments and other	(118)	(108)	180
Balance, at end of year	$ 10,598	$ 5,142	9,132
Impact of Adoption
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of year			8,089
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance, at beginning of year			$ 11,543